Lease commitments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	$ 56	¥ 5,265	¥ 5,572	¥ 5,966
Operating lease, rental expenses	$ 958	¥ 90,081	¥ 91,052	¥ 89,029